16. PRO FORMA BALANCE SHEET (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash	$ 526,187	$ 1,250,279	$ 8,754	$ 125,274	$ 143,907
Accounts receivable	258,672	95,177		208,781
Deferred financing costs	66,189	83,191		863
Prepaid expenses	41,141	50,699		29,602
TOTAL CURRENT ASSETS	892,189	1,479,346		364,520
Property and equipment, net	70,185	84,279		145
Patents, net	107,907	112,489		121,653
Deposits	18,988	18,988		10,376
TOTAL NON-CURRENT ASSETS		215,756
TOTAL ASSETS	1,089,269	1,695,102	411,190	496,694
CURRENT LIABILITIES
Accounts payable	609,153	517,651		822,832
Due to related parties	888,778	839,070		736,070
Notes payable	190,000	390,000		321,381
Convertible notes payable, current portion	483,421	1,367,655		2,367,631
Derivative liabilities	0	10,679,067		3,588,239
Other current liabilities	1,216,604	1,855,374		1,804,985
TOTAL CURRENT LIABILITIES	3,387,956	15,648,817		9,641,138
NONCURRENT LIABILITIES
Convertible notes payable, noncurrent portion	990,520	776,451		0
TOTAL NONCURRENT LIABILITIES	990,520	776,451		0
TOTAL LIABILITIES	4,378,476	16,425,268		9,641,138
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' DEFICIT
Common stock	262,712	224,984		173,685
AdditionalPaid-In Capital	75,654,853	59,659,137		52,157,196
Accumulated deficit	(79,335,907)	(74,832,557)		(61,475,325)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' DEFICIT	(3,418,342)	(14,948,436)		(9,144,444)
Noncontrolling interests	129,135	218,270		0
TOTAL DEFICIT	(3,289,207)	(14,730,166)		(9,144,444)	(9,295,621)
TOTAL LIABILITIES AND DEFICIT	1,089,269	1,695,102		496,694
Pro Forma Adjustments Amount [Member]
Current assets
Cash		0
Accounts receivable		0
Deferred financing costs		0
Prepaid expenses		0
TOTAL CURRENT ASSETS		0
Property and equipment, net		0
Patents, net		0
Deposits		0
TOTAL NON-CURRENT ASSETS		0
TOTAL ASSETS		0
CURRENT LIABILITIES
Accounts payable		0
Due to related parties		0
Notes payable		0
Convertible notes payable, current portion		(88,500)
Derivative liabilities		(10,679,067)
Other current liabilities		(575,250)
TOTAL CURRENT LIABILITIES		(12,139,317)
NONCURRENT LIABILITIES
Convertible notes payable, noncurrent portion		225,000
TOTAL NONCURRENT LIABILITIES		225,000
TOTAL LIABILITIES		(11,914,317)
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' DEFICIT
Common stock		26,010
AdditionalPaid-In Capital		14,457,617
Accumulated deficit		(2,569,310)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' DEFICIT		11,914,317
Noncontrolling interests		0
TOTAL DEFICIT		11,914,317
TOTAL LIABILITIES AND DEFICIT		0
Pro Forma [Member]
Current assets
Cash		1,250,279
Accounts receivable		95,177
Deferred financing costs		83,191
Prepaid expenses		50,699
TOTAL CURRENT ASSETS		1,479,346
Property and equipment, net		84,279
Patents, net		112,489
Deposits		18,988
TOTAL NON-CURRENT ASSETS		215,756
TOTAL ASSETS		1,695,102
CURRENT LIABILITIES
Accounts payable		517,651
Due to related parties		839,070
Notes payable		390,000
Convertible notes payable, current portion		482,655
Derivative liabilities		0
Other current liabilities		1,280,124
TOTAL CURRENT LIABILITIES		3,509,500
NONCURRENT LIABILITIES
Convertible notes payable, noncurrent portion		1,001,451
TOTAL NONCURRENT LIABILITIES		1,001,451
TOTAL LIABILITIES		4,510,951
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' DEFICIT
Common stock		250,994
AdditionalPaid-In Capital		74,116,754
Accumulated deficit		(77,401,867)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' DEFICIT		(3,034,119)
Noncontrolling interests		218,270
TOTAL DEFICIT		(2,815,849)
TOTAL LIABILITIES AND DEFICIT		$ 1,695,102